Financial Instruments and Fair Value Measurements - Foreign Currency Forward Contracts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Foreign Currency Derivatives
Number of forward contracts held	0	0	0
Foreign currency forward contracts
Foreign Currency Derivatives
Gains/(losses) transferred from other comprehensive income to statement of operations	$ (1,034)	$ (1,036)	$ (23,938)